Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (8,106)	$ (14,769)
Other comprehensive income (loss) before reclassifications	(51,112)	6,190
Amounts reclassified out of accumulated comprehensive income (loss)	54	473
Net current period other comprehensive income (loss)	(60,424)	6,691	(17,640)
Balance at end of period	(59,164)	(8,106)	(14,769)
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(15,812)	(13,766)
Other comprehensive income (loss) before reclassifications	(15,201)	(2,519)
Amounts reclassified out of accumulated comprehensive income (loss)	54	473
Net current period other comprehensive income (loss)	(15,147)	(2,046)
Balance at end of period	(30,959)	(15,812)
Cumulative Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	7,706	(1,003)
Other comprehensive income (loss) before reclassifications	(35,911)	8,709
Amounts reclassified out of accumulated comprehensive income (loss)	0	0
Net current period other comprehensive income (loss)	(35,911)	8,709
Balance at end of period	(28,205)	7,706
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net current period other comprehensive income (loss)	$ (51,058)	$ 6,663